Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Other Expenses
The detail of the caption “Other expenses, net” for the years 2024, 2023 and 2022 is as follows:

		2024	2023	2022
Impairment losses (notes 15.1, 16.1 and 16.2)	$	(122)	(43)	(442)
Results from the sale of assets and others 1		125	(166)	(26)
Restructuring costs 2		(10)	(2)	(20)

	$	(7)	(211)	(488)

1
In 2024, includes a gain of $139 related to the sale of Cemex’s 34.8% equity interest in Neoris. In 2024, 2023 and 2022, includes expenses of $9, $3 and $1, respectively, in connection with property damage related to natural disasters (note 2
4
.
3
). In addition, in 2022 includes a gain of $48 resulting from the remeasurement at fair value of Cemex’s previous controlling interest in Neoris after the loss of control.

2	Restructuring costs mainly refer to severance payments and expenses related to the definitive closing of operating sites.